Other income - Summary of other income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other income [Abstract]
Receivables	€ 875	€ 998
Deferred income	0	164
Total	€ 875	€ 1,162